Goodwill and Intangible Assets - Additional Information (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill impairment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 25,797,000	$ 0
Percentage of weighted average cost of capital						11.50%
Carrying amount of goodwill	1,466,884,000		1,466,884,000		1,466,884,000	$ 1,466,884,000	0
Impairment charge	0	0	0	0	0	175,269,000	0
Amortization expense for intangible assets	$ 24,700,000	$ 24,700,000	$ 49,315,000	$ 49,304,000	$ 98,613,000	109,126,000	$ 112,713,000
Acquired Technologies [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Acquired intangible assets						$ 800,000
Finite-Lived Intangible Asset, Useful Life						3 years
Customer Relationships [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Impairment charge						$ 181,300,000